Income tax (Details 3) $ in Thousands	Dec. 31, 2017 USD ($)
2020
Disclosure Of Income tax [Line Items]
Taxable losses	$ 754
2021
Disclosure Of Income tax [Line Items]
Taxable losses	1,446
2022
Disclosure Of Income tax [Line Items]
Taxable losses	$ 2,649